Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2015 and 2014 are set forth below:

	December 31
	2015	2014
	(Millions of yen)
To sell foreign currencies	¥228,053	¥358,862
To buy foreign currencies	37,540	21,365

Cash Flow Hedging
Effect of Derivative Instruments on Consolidated Statement of Income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2015, 2014 and 2013.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2015:
Foreign exchange contracts	¥52	Other, net	¥(4,217)	Other, net	¥(131)
2014:
Foreign exchange contracts	(3,309)	Other, net	(3,260)	Other, net	(145)
2013:
Foreign exchange contracts	(12,145)	Other, net	(15,387)	Other, net	(111)

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2015 and 2014.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2015	2014
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥373	¥8
Liabilities:
Foreign exchange contracts	Other current liabilities	534	1,597

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet
Derivatives not designated as hedging instruments
		Fair value
		December 31
	Balance sheet location	2015	2014
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥1,112	¥257
Liabilities:
Foreign exchange contracts	Other current liabilities	90	9,570

Effect of Derivative Instruments on Consolidated Statement of Income

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2015	2014	2013
		(Millions of yen)
Foreign exchange contracts	Other, net	¥1,099	¥(21,728)	¥(61,787)